Note Payable and Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2012
Note Payable and Convertible Notes [Abstract]
Summary of senior subordinated unsecured convertible promissory notes

	2012	2011

Principal amount	$900,000	$900,000
Less: original issuance discount	(150,000)	(150,000)
Less: discount related to fair value of derivative warrants	(377,150)	(377,150)
Less: discount related to the beneficial conversion feature	(372,850)	(372,850)
Add: amortization of discount	900,000	124,363
Less: principal amount converted to stock	(900,000)	-

Carrying value at December 31, 2012 and 2011, respectively	$-	$124,363